Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 2,363	€ 540
Increase		6
Decrease	(241)	(177)
Lease liabilities at end of period	€ 2,122	€ 369